Disposal of businesses and discontinued operations - Cash flows attributed to the UK banking business discontinued operation (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows attributed to the UK banking business discontinued operation
Net cash from operating activities		£ (8,035)	£ 653	£ 57,321	[1]
Net cash from investing activities		789	(37,191)	6,492	[1]
Net cash from financing activities		(750)	(4,248)	1,392	[1]
Net increase/(decrease) in cash and cash equivalents		(11,341)	(37,095)	60,520	[1]
Discontinued operations [member]
Cash flows attributed to the UK banking business discontinued operation
Net increase/(decrease) in cash and cash equivalents		0	(468)	88	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member]
Cash flows attributed to the UK banking business discontinued operation
Net cash from operating activities	£ 0	0	(522)	(355)
Net cash from investing activities	0	0	54	470
Net cash from financing activities	0	0	0	(128)
Net increase/(decrease) in cash and cash equivalents	£ 0	£ 0	£ (468)	£ (13)

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.